Pension and Other Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The following tables provide certain information regarding the Company's pension, postretirement and supplemental retirement plans as of December 31, 2021 and 2020:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2021	2020	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of year	$226	$261	$2	$3	$23	$24
Service cost	—	—	—	—	—	—
Interest cost	5	7	—	—	1	1
Plan participants' contributions	—	—	—	—	—	—
Actuarial (gain) loss	(3)	(10)	—	(1)	(1)	(1)
Benefits paid	(13)	(10)	—	—	(1)	(1)
(Gain) loss due to settlement	—	(21)	—	—	—	—
Plan amendments	—	—	—	—	—	—
Exchange rate differences and other	—	(1)	—	—	—	—
Benefit obligation at end of year	$215	$226	$2	$2	$22	$23
Change in plan assets:
Fair value of plan assets at beginning of year	$151	$158	$1	$1	$11	$10
Actual return on plan assets	15	19	—	—	1	1
Plan participants' contributions	—	—	—	—	—	—
Employer contributions	13	6	—	—	1	1
Benefits paid	(13)	(10)	—	—	(1)	(1)
(Loss) gain due to settlement	—	(21)	—	—	—	—
Exchange rate differences and other	—	(1)	—	—	—	—
Fair value of plan assets at end of year	166	151	1	1	12	11
Contributions between measurement date and year end	—	—	—	—	—	—
Funded status of the plans at year end	$(49)	$(75)	$(1)	$(1)	$(10)	$(12)

Schedule of Amounts Recognized in Balance Sheet
The amounts recognized in the Consolidated Balance Sheet, as of December 31, 2021 and 2020 consist of:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2021	2020	2021	2020
Noncurrent assets	$—	$—	$1	$1	$—	$—
Current liabilities	—	—	—	—	—	—
Noncurrent liabilities	(49)	(75)	(2)	(2)	(10)	(11)
Net liability recognized	$(49)	$(75)	$(1)	$(1)	$(10)	$(11)

Schedule of Amounts Recognized in Other Comprehensive Earnings
Amounts recognized in accumulated other comprehensive income (before taxes) at December 31, 2021 and 2020 consist of:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2021	2020	2021	2020
Prior service cost	$—	$—	$—	$—	$—	$—
Net actuarial loss (gain)	40	52	(1)	(2)	6	7
Total amount recognized in accumulated other comprehensive losses (earnings)	$40	$52	$(1)	$(2)	$6	$7

Schedule of Pension Plans with ABO and PBO in Excess of the Fair Value of Plan Assets	The table below presents information for the pension plans with an ABO and PBO in excess of the fair value of plan assets at December 31, 2021 and 2020.

(Dollars in millions)	December 31, 2021	December 31, 2020
Projected benefit obligation	$237	$249
Accumulated benefit obligation	237	249
Fair value of plan assets	178	162

Defined Benefit Plan, Assumptions
The following table summarizes the weighted average actuarial assumptions used to determine our benefit obligations at December 31, 2021 and 2020:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
	2021	2020	2021	2020	2021	2020
Rate assumptions
Discount rate	2.8%	2.4%	2.6%	4.3%	2.8%	2.5%
Increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term return on plan assets	5.9%	6.4%	5.9%	6.4%	N/A	N/A
Health care trend rate assumed for next year	N/A	N/A	4.6%	5.4%	N/A	N/A
Ultimate health care trend rate	N/A	N/A	4.3%	4.3%	N/A	N/A
Year rate reaches ultimate trend rate	N/A	N/A	2031	2031	N/A	N/A
The following table summarizes the weighted average actuarial assumptions used to determine our net periodic cost of the plans for the years ended December 31, 2021, 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Rate assumptions
Discount rate	2.8%	2.7%	3.6%	2.1%	2.8%	3.3%	2.4%	2.4%	3.5%
Expected long - term return on plan assets	6.4%	6.3%	6.9%	6.4%	5.8%	5.7%	N/A	N/A	N/A
Increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Health care trend rate assumed for next year	N/A	N/A	N/A	5.8%	6.0%	6.5%	N/A	N/A	N/A
Ultimate health care trend rate	N/A	N/A	N/A	4.5%	4.5%	4.5%	N/A	N/A	N/A
Year rate reaches ultimate trend rate	N/A	N/A	N/A	2030	2029	2027	N/A	N/A	N/A

Schedule of Net Benefit Costs
The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the three months ended June 30:

	Defined Benefit Pension Plans		Postretirement Benefit Plan		Supplemental Retirement Plans
(Dollars in millions)	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	1	2	—	—	—	—
Less Expected return on plan assets	(2)	(2)	—	—	—	—
Amortization of net actuarial loss (gain)	1	—	—	—	—	—
Amortization of prior service cost	—	—	—	—	—	—
Settlement expense (income)	—	—	—	—	—	—
Net periodic benefit cost	$—	$—	$—	$—	$—	$—
The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the six months ended June 30:

	Defined Benefit Pension Plans		Postretirement Benefit Plan		Supplemental Retirement Plans
(Dollars in millions)	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	$3	$3	—	—	—	—
Less Expected return on plan assets	$(4)	$(4)	—	—	—	—
Amortization of net actuarial loss (gain)	$1	$1	—	—	—	—
Amortization of prior service cost	$—	$—	—	—	—	—
Settlement expense (income)	$1	$—	—	—	—	—
Net periodic benefit cost	$1	$—	$—	$—	$—	$—

The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the years ended December 31, 2021 and 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	$5	$7	$7	$—	$—	$—	$1	$1	$1
Expected return on plan assets	$(7)	$(8)	$(7)	$—	$—	$—	$—	$—	$—
Amortization of net actuarial loss (gain)	$2	$3	$2	$(1)	$(1)	$—	$—	$—	$—
Amortization of prior service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Settlement expense (income)	$—	$3	$—	$—	$—	$—		$—	$—
Net periodic benefit cost	$—	$5	$2	$(1)	$(1)	$—	$1	$1	$1

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income
The following table summarizes the other changes in plan assets and benefit obligations recognized in other comprehensive earnings for the Company's pension, postretirement and supplemental retirement benefit plans for the years ended December 31, 2021 and 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net actuarial (gain) loss	$(11)	$(21)	$19	$—	$(1)	$(1)	$(1)	$(1)	$4
Prior service cost	—	—	—	—	—	—	—	—	—
Amortization of net actuarial (loss) gain from prior years	(2)	(6)	(2)	1	1	—	—	—	—
Amortization of prior service cost	—	—	—	—	—	—	—	—	—
Other(1)	—	—	—	—	—	—	—	—	—
Total recognized in other comprehensive income	$(13)	$(27)	$17	$1	$—	$(1)	$(1)	$(1)	$4
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(1)Includes foreign exchange translation

Schedule of Allocation of Plan Assets
The table below represents all of the Company's funded pension plans' and postretirement benefit plans' weighted-average asset allocation at December 31, 2021 and 2020 by asset category:

	Asset Allocation
	2021	2020
Asset Category
Equity securities	41%	55%
Debt securities	47%	33%
Real estate	6%	6%
Other, primarily cash and cash equivalents, and hedge funds	6%	6%
The table below presents the target allocation ranges for each major asset category for the Company's benefit plans for the years ended December 31, 2021 and 2020.

Target Asset Allocation Range
	2021	2020
Asset Category
Equity securities	40% - 60%	40% - 60%
Debt securities	30% - 50%	40% - 50%
Real estate	5% - 10%	5% - 10%
Other, primarily cash and cash equivalents and hedge funds	5% - 10%	5% - 10%

Schedule of Fair Value of Category of Plan Assets
The following tables provides the fair value of plan assets held by our defined benefit plan by asset category and by fair value hierarchy level. Certain investments are measured at their NAV per share and do not have readily determined fair values. As such, these investments are not subject to leveling in the fair value hierarchy.

	December 31, 2021
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Asset category
Investments measured at fair value:	$—	$—	$—	$—
Cash and cash equivalents	$11	$—	$—	$11
Equity securities	6	—	—	6
Debt securities	—	—	—	—
Total	$17	$—	$—	$17
Investments measured at NAV:
Collective trust funds	—	—	—	162
Equity and fixed income funds	—	—	—	—
Total	$17	$—	$—	$179

	December 31, 2020
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Asset category
Investments measured at fair value:
Cash and cash equivalents	$9	$—	$—	$9
Equity securities	6	—	—	6
Debt securities	—	—	—	—
Total	$15	$—	$—	$15
Investments measured at NAV:
Collective trust funds	—	—	—	148
Equity and fixed income funds	—	—	—	—
Total	$15	$—	$—	$163

Schedule of Expected Benefit Payments
The following table presents expected pension and postretirement benefit payments over the next 10 years:

(Dollars in millions)	Defined Benefit Pension Plans	Postretirement Benefit Plans	Supplemental Retirement Plans
Year Ending December 31,
2022	$12	$—	$1
2023	12	—	1
2024	13	—	1
2025	13	—	1
2026	13	—	1
2027-2031	63	—	6